SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 9. SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date that the financial statements were issued. There were no significant subsequent events that need to be disclosed.